SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER LONG-TERM NON -CANCELABLE OPERATING LEASES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Leases
Within 1 year	$ 235,961	$ 249,384
After 1 year but within 5 years	343,465	311,561
Total lease payments	579,426	560,945
Less: imputed interest	(33,681)	(107,237)
Total lease obligations	545,745	453,708
Less: current obligations	(214,758)	(162,178)
Long-term lease obligations	$ 330,987	$ 291,530